Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)									3 Months Ended								6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 18, 2023	Sep. 09, 2022	Aug. 11, 2022	Apr. 27, 2022	Feb. 18, 2022	Feb. 03, 2022	Feb. 02, 2022	Jan. 14, 2022	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 26, 2022	Feb. 17, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										500,000,000			500,000,000					500,000,000		500,000,000	500,000,000
Preferred stock, par value										$ 0.001			$ 0.001					$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized										1,000,000,000			1,000,000,000					1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value										$ 0.001			$ 0.001					$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding										222,682,942			182,934,483					222,682,942		182,934,483	143,840,643
Number of shares issued, value																$ 300,000
Line of credit																						$ 5,000,000
Number of shares issued, shares																500,000
Cash										$ 115,831			$ 40,886					$ 115,831		$ 40,886	$ 589,668
Convertible debt								$ 50,000		$ 168,538	$ 67,458	$ 116,821	$ 73,664					$ 168,538		73,664	$ 176,703			$ 149,241
Conversion of debt, shares								575,558
Stock issued issued for services, shares		227,273	600,000	227,273		500,000	20,000														500,000
Stock issued issued for services, value		$ 50,000	$ 79,500	$ 50,000		$ 85,000	$ 3,600							$ 129,500	$ 50,000	$ 88,600				$ 268,099	$ 165,000
Warrant shares																							1,000,000
Warrants issued																							500,000
Remaining shares																							500,000
Common stock, shares issued										222,682,942			182,934,483					222,682,942		182,934,483	143,840,643
Number of shares issued, value																80,000
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash								$ 53,222
Conversion of debt, shares								575,558		2,162,770	4,753,178
Convertible debt								$ 50,000
Interest converted								$ 3,222
Conversion of debt, value										$ 35,000	$ 93,000
Accrued interest										1,948	4,142
Other fees										$ 900	$ 1,400
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Line of credit																						$ 5,000,000
Investor [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares										2,750,000
Number of shares issued, value												$ 37,500
Number of shares issued, shares									6,420,000	2,750,000		375,000					21,041,000
Sale of stock, shares										23,791,000	8,940,000
Sale of stock, value										$ 807,800	$ 194,300
ELOC [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares												5,310,988	5,064,421
Number of shares issued, value												$ 196,000	$ 187,000
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, value																$ 300,000
Number of shares issued, shares																2,000,000
Consulting Agreement [Member] | Gary Rodney [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income (expense)																		$ 196,159
Consulting Agreement [Member] | Gary Rodney [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued issued for services, shares	6,250,000
Share price	$ 0.02
Employment Agreement [Member] | Ralph Hofmeier [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income (expense)																		$ 2,109
Employment Agreement [Member] | Ralph Hofmeier [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued issued for services, shares	702,523
Share price	$ 0.05
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding													182,934,483							182,934,483	143,840,643
Number of shares issued, shares												500,000									5,065,344
Number of shares issued, value																$ 80,000					$ 718,113
Stock issued issued for services, shares														827,273	227,273	520,000				1,574,546	500,000
Stock issued issued for services, value														$ 828	$ 227	$ 520				$ 1,574	$ 500
Stock issued during period shares others																					4,671,167
Stock issued during period, value, other																					$ 270,000
Conversion of interest and fees shares																					287,246
Interest and fees																					$ 15,355
Common Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceed from deposit					$ 300,000
Common shares to be issued					1,875,000
Number of shares issued, shares														4,023,368					4,023,368
Number of shares issued, value														$ 450,000					$ 450,000
Common Stock Subscription [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares															8,527,947	14,953,000
Number of shares issued, value															$ 437,450	$ 747,650
Common Stock Subscriptions [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, value															437,450	747,650
Stock issued issued for services, value
Number of shares issued, shares															8,527,947	14,953,000